Organization and Business Operations (Details)					12 Months Ended
	Sep. 13, 2023 USD ($) shares	Jan. 16, 2023 USD ($)	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 18, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 18, 2023 $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares
Organization and Business Operations [Line Items]
Condition for future business combination					1
Price per share (in Dollars per share) | $ / shares					$ 9.2
Continental stock transfer					$ 19,216,340
Transaction costs					18,336,269
Underwriting discount					6,384,327
Deferred underwriting discount		$ 11,172,572
Other offering costs					779,370
Amount of transaction costs					538,777
Changes in shareholders’ deficit amount					$ 17,797,492
Share price (in Dollars per share) | $ / shares							$ 12.5
Redeemable period of public share					10 days
Interest to pay dissolution expenses					$ 100,000
Net tangible assets consummation					$ 5,000,001
Redemption price per share (in Dollars per share) | $ / shares					$ 10.92	$ 10.15
Aggregate redemption amount					$ 21,142,260.78
Shares redeemed (in Shares) | shares	3,228,218				1,972,625
Shares subject to possible redemption (in Shares) | shares					3,255,593	31,921,634
Working capital loans					$ 1,000,000	$ 1,000,000
Operating bank					$ 94,703	$ 86,401		$ 92,722	$ 20,880	$ 97,811
Founder Shares [Member]
Organization and Business Operations [Line Items]
Capital contribution				$ 25,000
Minimum [Member]
Organization and Business Operations [Line Items]
Public share redeemable percentage					100.00%
Maximum [Member]
Organization and Business Operations [Line Items]
Public share redeemable percentage					100.00%
Previously Reported [Member]
Organization and Business Operations [Line Items]
Operating bank								$ 92,722	$ 20,880	$ 97,811
Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Generating proceeds					$ 9,000,000
Second Extension Amendment Proposal [Member]
Organization and Business Operations [Line Items]
Cash deposited in trust account	$ 20,000,000
IPO [Member]
Organization and Business Operations [Line Items]
Share issued (in Shares) | shares			1,921,634	30,000,000
Price per share (in Dollars per share) | $ / shares			$ 10	$ 10
Generating gross proceeds				$ 300,000,000
Working capital					$ 7,590,471
IPO [Member] | Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 10
Proceeds from sale of units				$ 319,216,340
Private Placement [Member]
Organization and Business Operations [Line Items]
Warrants issued (in Shares) | shares					6,000,000
Warrant price per share (in Dollars per share) | $ / shares					$ 1.5
Generating proceeds			$ 384,327		$ 9,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Warrants issued (in Shares) | shares					6,000,000
Warrant price per share (in Dollars per share) | $ / shares					$ 1.5
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Share issued (in Shares) | shares			1,921,634	4,500,000
Price per share (in Dollars per share) | $ / shares			$ 10
Over allotments option vesting period				45 days
Underwriting discount			$ 19,216,340
Class A Common Stock [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares					9.2
Warrant price per share (in Dollars per share) | $ / shares					$ 11.5
Ordinary share issued (in Shares) | shares					1
Share price (in Dollars per share) | $ / shares							$ 12.5
Redemption price per share (in Dollars per share) | $ / shares								$ 10.15	$ 10.15	$ 10.15
Common stock, shares issued (in Shares) | shares					7,980,409	0
Shares subject to possible redemption (in Shares) | shares					3,255,593			31,921,634	31,921,634	31,921,634
Class A Common Stock [Member] | Previously Reported [Member]
Organization and Business Operations [Line Items]
Redemption price per share (in Dollars per share) | $ / shares					$ 10.72			$ 10.78	$ 10.55	$ 10.78
Common stock, shares issued (in Shares) | shares								7,980,409		7,980,409
Shares subject to possible redemption (in Shares) | shares								3,255,593	5,228,218	3,255,593
Class A Common Stock [Member] | Extension Amendment Proposal [Member]
Organization and Business Operations [Line Items]
Common stock exercise right to redeem (in Shares) | shares					1,972,625
Class A Common Stock [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Share issued (in Shares) | shares					31,921,634
Share price (in Dollars per share) | $ / shares					$ 0.0001
Class A Common Stock [Member] | Private Placement [Member]
Organization and Business Operations [Line Items]
Warrants issued (in Shares) | shares			256,218
Warrant price per share (in Dollars per share) | $ / shares			$ 1.5
Class A Common Stock [Member] | Extension Amendment Proposal [Member]
Organization and Business Operations [Line Items]
Holders shares (in Shares) | shares					26,693,416
Redemption price per share (in Dollars per share) | $ / shares					$ 10.23
Aggregate redemption amount					$ 273,112,311.62
Trust Acount [Member]
Organization and Business Operations [Line Items]
Price per share (in Dollars per share) | $ / shares					$ 10
Deferred underwriting discount					$ 11,172,572